Net Actuarial Loss and Amortization of Prior Service Cost Which Will Be Amortized From Accumulated Other Comprehensive Income into Net Periodic Benefit Cost over the Next Fiscal Year (Detail)
In Thousands, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 7,012	¥ 575,000
Amortization of prior service cost	$ (2,805)	¥ (230,000)